Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan U.S. Government Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.01%	0.01%	0.01%	0.17%	0.69%	1.64%	2.00%	0.32%